Due from Stockholder	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Due from Stockholder [Abstract]
DUE FROM STOCKHOLDER
E.	DUE FROM STOCKHOLDER:

The amount due from stockholder is unsecured and non-interest bearing. There is no formal repayment plan and, accordingly, this amount has been recorded as long-term. At September 30, 2021 and December 31, 2020, the amounts due from stockholder were $0 and $6,748, respectively.

F.	DUE FROM STOCKHOLDER:

The amount due from stockholder is unsecured and non-interest bearing. There is no formal repayment plan and, accordingly, this amount has been recorded as long-term. At December 31, 2020 and 2019, the amounts due from stockholder were $6,748 and $0, respectively.